Net Loss Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Net Loss Per Share

12.        Net Loss Per Share

Basic net loss per common share is computed by dividing net loss applicable to common stockholders by the weighted-average number of common shares outstanding during the periods. Fully diluted net loss per common share is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the periods. Common equivalent shares consist of stock options and warrants that are computed using the treasury stock method.

For the years ended December 31, 2015 and 2014, all of the Company’s common stock options and warrants are anti-dilutive and therefore have been excluded from the diluted calculation.

The following table reconciles net loss to net loss applicable to Heat Biologics, Inc. (in thousands, except share and per share data):

	For the years ended December 31,
	2015	2014
Net loss	$(21,122)	$(12,243)
Net loss: Non-controlling interest	(827)	(454)
Net loss applicable to Heat Biologics, Inc.	$(20,295)	$(11,789)

Weighted-average number of common shares used in net loss per share applicable to Heat Biologics, Inc—basic and diluted	8,015,687	6,454,866
Net loss per share applicable to Heat Biologics, Inc —basic and diluted	$(2.53)	$(1.83)

The following potentially dilutive securities were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect):

	For the years ended December 31,
	2015	2014
Outstanding stock options	1,214,686	1,018,590
Common stock warrants	142,392	142,392